Provisions (Details) - Schedule of provisions $ in Thousands, $ in Millions	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CLP ($)
Schedule of provisions [Abstract]
Provision for minimum dividends	$ 237,877		$ 138,932
Provisions for contingent loan risks	93,049		98,181
Provisions for other contingencies	958		507
Total	$ 331,884	$ 389,247	$ 237,620